ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - General Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Costs and expenses	$ (5,044)	$ (1,857)	$ (9,035)	$ (3,762)	$ 22,846	$ 13,394
Cash	2,239		2,239	$ 14,367	10,327	$ 18,374	$ 35,270
Current liabilities	$ 2,783		$ 2,783		$ 1,743